Derivative Liabilities - Derivative warrant liability (Details) - USD ($)	9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014
Balance - Derivative warrant liability Value	$ 2,635,643	$ 5,234,293	$ 5,234,293
No. of Warrants - Derivative warrant liability	239,788,852	220,687,537	220,687,537
Exercise of Warrants			$ (2,194,496)	$ (5,629,130)	$ (2,194,496)
Warrants Exercised			(76,732,020)	(145,888,421)	(76,732,020)
Increase (Decrease) in fair value of derivative warrant liability	$ 53,597	$ 298,370	$ (3,362,497)	$ (3,279,650)	$ (3,362,497)
Balance - Derivative warrant liability Value	$ 2,689,240		$ 2,635,643	$ 5,234,293	$ 2,635,643
No. of Warrants - Derivative warrant liability	239,788,852		239,788,852	220,687,537	239,788,852
January 2014
Additional warrants issued	$ 942,279
Warrants Issued	26,666,668
March 2014
Additional warrants issued	$ 2,016,064		$ 2,016,064
Warrants Issued	69,166,667		69,166,667